CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit (Loss) for the year	$ 98,478	$ 443,828	$ (115,374)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense (benefit)	57,540	147,983	(4,562)
Depreciation and amortization charges	73,532	81,559	97,328
Finance income	5,422	2,274	253
Finance costs	38,793	61,015	149,189
Exchange differences	7,551	9,995	2,386
Impairment loss (gain)	25,290	56,999	(137)
Share-based compensation	7,402	5,836	3,627
Other loss (gain)	29	19	(2,206)
Changes in operating assets and liabilities:
Decrease (increase) in inventories	102,179	(220,823)	(60,296)
Decrease (increase) in trade and other receivables	126,458	(72,558)	(161,434)
Decrease (Increase) in energy receivable.	(159,807)	(21,684)	5,476
(Decrease) increase in trade and other payables	(70,573)	30,640	64,382
Other changes in operating assets and liabilities	(9,770)	(34,993)	24,327
Income taxes (paid) received	(113,308)	(80,524)	(3,794)
Net cash provided by (used in) operating activities	178,372	405,018	(1,341)
Cash flows from investing activities:
Interest and finance income received	3,725	1,520	207
Payments due to investments:
Intangible assets	(2,787)	(1,147)
Property, plant and equipment	(83,679)	(52,147)	(27,597)
Disposals:
Other non-current assets	935		3,542
Net cash used in investing activities	(81,806)	(51,774)	(23,848)
Cash flows from financing activities:
Payment for debt and equity issuance costs		(853)	(43,755)
Proceeds from equity issuance			40,000
Proceeds from debt issuance			60,000
Repayment of debt instruments	(179,075)	(84,823)
Increase (decrease) in bank borrowings:
Borrowings	432,274	898,586	659,083
Payments	(456,506)	(919,932)	(671,467)
Payments for lease liabilities	(14,967)	(11,590)	(11,232)
Proceeds from other financing liabilities		38,298
Other (payments) receipts from financing activities	(21,666)	678
Interest paid	(42,207)	(60,822)	(22,177)
Net cash (used in) provided by financing activities	(282,147)	(140,458)	10,452
Total net (decrease) increase in cash and cash equivalents	(185,581)	212,786	(14,737)
Beginning balance of cash and cash equivalents	322,943	116,663	131,557
Exchange differences on cash and cash equivalents in foreign currencies	287	(6,506)	(157)
Restricted cash and cash equivalents	1,179	5,008	2,272
Cash and cash equivalents	136,470	317,935	114,391
Ending balance of cash and cash equivalents	$ 137,649	$ 322,943	$ 116,663